Revenue - Schedule of Opening and Closing Balances of Receivables Deferred Contract Costs and Contract Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 16, 2019	Jul. 15, 2019	Jan. 01, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Accounts receivable, net	$ 27,886	$ 33,108	$ 25,021	$ 12,747	$ 12,747	$ 15,299
Deferred contract costs	5,359	2,947	769		1,906	1,346
Long-term deferred contract costs	9,388	5,952	2,116		3,829	2,973
Deferred revenues	$ 70,179	$ 61,200	$ 46,125	$ 32,000	$ 38,278	$ 31,458	$ 32,187